Annual Total Returns[BarChart] - DWS CROCI International Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.71%)	20.39%	20.13%	(0.11%)	(5.24%)	0.87%	21.74%	(14.64%)	21.14%	2.70%